DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 54.1	$ (3.1)	$ (20.2)
Forward freight agreements | Held at fair value through profit or loss
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives		0.4	(3.2)
Bunker swaps | Held at fair value through profit or loss
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives		0.2	3.7
Bunker swaps | Held for hedging
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives		0.1	0.8
Forward exchange contracts | Held for hedging
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	0.4	(1.6)	2.0
Interest rate swaps | Held for hedging
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 53.7	$ (2.2)	$ (23.5)